Accounting policies (Details 1) - GBP (£) £ in Thousands		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Prepayments		£ 3,687	£ 6,426	£ 355
FAP Projects [Member]
IfrsStatementLineItems [Line Items]
Prepayments	[1]	2,842	6,114
Accrued revenue
Deferred revenue		£ 571	£ 1,468

[1]	prepayment reflects only the escrow account balance